ORDINARY SHARES - Share repurchase program (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended						38 Months Ended	43 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2025 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 12, 2022 $ / shares
Ordinary shares
Repurchase of ordinary shares | ¥		¥ (6,581,195)		¥ (5,101,091)		¥ (5,150,628)
Ordinary shares par value (in dollars per share) | $ / shares			$ 0.00002		$ 0.00002					$ 0.00002
Treasury shares
Ordinary shares
Repurchase of ordinary shares (in shares)		(150,367,893)	(150,367,893)	(144,663,195)	(144,663,195)	(141,064,215)	(141,064,215)
Repurchase of ordinary shares		¥ (6,581,200)	$ (921.5)	¥ (5,101,091)	$ (716.0)	¥ (5,150,628)	$ (723.2)		¥ (18,152,000)	$ (2,548.0)
Cancellation of ordinary shares (in shares)		(149,704,635)	(149,704,635)	(147,784,335)	(147,784,335)	(123,459,369)	(123,459,369)
ADSs and/or Class A ordinary shares
Ordinary shares
Repurchase of share authorization | $	$ 1,000.0		$ 5,000.0		$ 5,000.0		$ 5,000.0			$ 5,000.0
Expiration date for purchase of share under share repurchase plan	May 31, 2023	Aug. 31, 2028	Aug. 31, 2028	Aug. 31, 2028	Aug. 31, 2028	Aug. 31, 2028	Aug. 31, 2028
Class A ordinary shares
Ordinary shares
Cancellation of ordinary shares (in shares)		149,704,635	149,704,635	147,784,335	147,784,335	123,459,369	123,459,369	456,194,967
Ordinary shares par value (in dollars per share) | $ / shares			$ 0.00002		$ 0.00002		$ 0.00002			$ 0.00002	$ 0.00002
Share repurchase program			477,803,217							477,803,217